UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-4258

Value Line Convertible Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2008

Date of reporting period: January 31, 2008

Item 1: Schedule of Investments.

A copy of the Annual Report to Stockholders for the period ended 1/31/2008 is included with the Form.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)                                                              January 31, 2008

Principal Amount		Value

CONVERTIBLE CORPORATE BONDS & NOTES (71.1%)
	AEROSPACE/DEFENSE (5.9%)
$100,000	AAR Corp. 1.75%, 2/1/26	$119,500
250,000	Alliant Techsystems, Inc. 2.75%, 2/15/24	348,125
450,000	L-3 Communications Corp. 3.00%, 8/1/35	566,437
250,000	Lockheed Martin Corp. 4.62%, 8/15/33 (1)	373,775
300,000	Orbital Sciences Corp. Senior Subordinated Notes, 2.44%, 1/15/27	354,000

		1,761,837
	AIR TRANSPORT (0.4%)
150,000	JetBlue Airways Corp. 3.75%, 3/15/35	129,375
	APPAREL (0.5%)
150,000	Iconix Brand Group, Inc. Senior Subordinated Notes, 1.88%, 6/30/12	148,688
	AUTO & TRUCK (0.3%)
100,000	United Auto Group, Inc. Senior Subordinated Notes, 3.50%, 4/1/26	99,625
	BEVERAGE - ALCOHOLIC (1.3%)
350,000	Molson Coors Brewing Co. Senior Notes, 2.50%, 7/30/13	397,688
	BIOTECHNOLOGY (1.5%)
200,000	Amgen, Inc. Senior Notes, 0.38%, 2/1/13	180,500
150,000	Invitrogen Corp. Senior Notes, 1.50%, 2/15/24	153,375
100,000	Isis Pharmaceuticals, Inc. 2.63%, 2/15/27	129,875

		463,750
	BUILDING MATERIALS (1.1%)
350,000	NCI Building Systems, Inc. Senior Subordinated Notes, 2.13%, 11/15/24	343,875
	COAL (1.0%)
250,000	Peabody Energy Corp. 4.75%, 12/15/66	295,625
	COMPUTER & PERIPHERALS (1.6%)
300,000	EMC Corp. Senior Notes, 1.75%, 12/1/11	376,125
100,000	Synaptics, Inc. Senior Subordinated Notes, 0.75%, 12/1/24	95,500

		471,625
	COMPUTER SOFTWARE & SERVICES (3.3%)
350,000	Electronic Data Systems Corp. 3.88%, 7/15/23	347,812
200,000	Euronet Worldwide, Inc. Senior Debentures, 3.50%, 10/15/25	193,250

100,000	L-1 Identity Solutions, Inc. Senior Notes, 3.75%, 5/15/27	87,000
150,000	Sybase, Inc. Subordinated Notes, 1.75%, 2/22/25	186,000
200,000	Tech Data Corp. Senior Debentures, 2.75%, 12/15/26	189,000

		1,003,062
	DIVERSIFIED COMPANIES (0.9%)
250,000	Danaher Corp. 0.0% 1/22/21 (2)	275,313
	DRUG (7.6%)
250,000	Allergan, Inc. 1.50%, 4/1/26	302,812
150,000	Amylin Pharmaceuticals, Inc. Senior Notes, 3.00%, 6/15/14	130,688
100,000	BioMarin Pharmaceutical, Inc. Senior Subordinated Notes, 1.88%, 4/23/17	195,000
150,000	CV Therapeutics, Inc. Senior Subordinated Notes, 3.25%, 8/16/13	118,688
150,000	Genzyme Corp. 1.25%, 12/1/23	177,563
250,000	Gilead Sciences, Inc. Senior Notes, 0.63%, 5/1/13	337,187
150,000	Mylan, Inc. Senior Notes, 1.25%, 3/15/12	140,625
150,000	Sciele Pharma, Inc. Contingent Senior Notes, 2.63%, 5/15/27	162,000
250,000	Teva Pharmaceutical Finance LLC Series A, 0.50%, 2/1/24	314,062
200,000	Watson Pharmaceuticals, Inc. Senior Debentures Contingent, 1.75%, 3/15/23	189,750
200,000	Wyeth 3.58%, 1/15/24 (3)	209,522

		2,277,897
	E-COMMERCE (1.2%)
300,000	Informatica Corp. Senior Notes, 3.00%, 3/15/26	352,875
	ELECTRICAL EQUIPMENT (0.8%)
150,000	GrafTech International Ltd. Senior Notes, 1.63%, 1/15/24	161,250
100,000	WESCO International, Inc. 1.75%, 11/15/26	85,375

		246,625
	ELECTRONICS (3.9%)
100,000	Anixter International, Inc. Senior Notes, 1.00%, 2/15/13	124,250
250,000	Avnet, Inc. 2.00%, 3/15/34	297,812
300,000	CTS Corp. Senior Subordinated Notes, 2.13%, 5/1/24	286,875
250,000	Flextronics International Ltd. Subordinated Notes, 1.00%, 8/1/10	254,375
200,000	Vishay Intertechnology, Inc. 3.63%, 8/1/23	199,250

		1,162,562
	ENTERTAINMENT (2.4%)
400,000	Sinclair Broadcast Group, Inc. 6.00%, 9/15/12	360,500

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)                                                              January 31, 2008

Principal Amount		Value

$350,000	Walt Disney Co. (The) 2.13%, 4/15/23	$375,812

		736,312
	ENTERTAINMENT TECHNOLOGY (0.3%)
100,000	Scientific Games Corp. 0.75%, 12/1/24 (4)	101,000
	ENVIRONMENTAL (2.7%)
200,000	Allied Waste North America, Inc. 4.25%, 4/15/34	181,250
350,000	Covanta Holding Corp. Senior Debentures, 1.00%, 2/1/27	373,187
250,000	Waste Connections, Inc. Senior Notes, 3.75%, 4/1/26	271,875

		826,312
	FOOD PROCESSING (1.0%)
250,000	Archer-Daniels-Midland Co. Senior Notes, 0.88%, 2/15/14	303,750
	HEALTH CARE INFORMATION SYSTEMS (2.0%)
300,000	Incyte Corp. 3.50%, 2/15/11	339,750
250,000	TriZetto Group, Inc. Senior Notes, 1.13%, 4/15/12	263,125

		602,875
	HOUSEHOLD PRODUCTS (0.9%)
150,000	Church & Dwight Company, Inc. 5.25%, 8/15/33	260,813
	INDUSTRIAL SERVICES (1.2%)
250,000	Amdocs Ltd. 0.50%, 3/15/24	251,563
50,000	Quanta Services, Inc. 4.50%, 10/1/23	99,875

		351,438
	MACHINERY (1.3%)
100,000	AGCO Corp. Senior Subordinated Notes, 1.25%, 12/15/36	165,750
300,000	Roper Industries, Inc. 1.48%, 1/15/34 (4)	210,375

		376,125
	MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.8%)
250,000	Fleetwood Enterprises, Inc. Senior Subordinated Debentures, 5.00%, 12/15/23	226,250
	MEDICAL SERVICES (1.4%)
200,000	Apria Healthcare Group, Inc. Senior Notes, 3.38%, 9/1/33	200,250
100,000	Laboratory Corporation of America Holdings Subordinated Notes, 0.0% 9/11/21 (2)	100,750

100,000	PSS World Medical, Inc. 2.25%, 3/15/24	113,125

		414,125
	MEDICAL SUPPLIES (4.1%)
300,000	ALZA Corp. 0.0% 7/28/20 (2)	260,625
300,000	Fisher Scientific International, Inc. Senior Subordinated Notes, 3.25%, 3/1/24	431,250
200,000	Hologic, Inc. Senior Notes, 2.00%, 12/15/37 (4)	213,000
250,000	Medtronic, Inc. 1.50%, 4/15/11	262,500
100,000	Thoratec Corp. Subordinated Notes, 1.38%, 5/16/34 (4)	61,375

		1,228,750
	METALS FABRICATING (0.6%)
200,000	Trinity Industries, Inc. Subordinated Notes, 3.88%, 6/1/36	176,750
	NATURAL GAS - DIVERSIFIED (1.2%)
350,000	Penn Virginia Corp. Senior Subordinated Notes, 4.50%, 11/15/12	366,625
	OILFIELD SERVICES/EQUIPMENT (4.7%)
250,000	Cameron International Corp. Senior Debentures, 2.50%, 6/15/26	340,937
100,000	Diamond Offshore Drilling, Inc. 1.50%, 4/15/31	229,500
300,000	Hornbeck Offshore Services, Inc. 1.63%, 11/15/26 (4)	313,200
250,000	SESI LLC Guaranteed Senior Notes, 1.50%, 12/15/26 (4)	278,125
250,000	Transocean, Inc. 1.50%, 12/15/37	262,813

		1,424,575
	PETROLEUM - INTEGRATED (0.8%)
200,000	McMoRan Exploration Co. 5.25%, 10/6/11	237,000
	R.E.I.T. (1.7%)
100,000	Host Hotels & Resorts, Inc. Exchangeable Senior Debentures, 2.63%, 4/15/27 (5)	85,000
100,000	ProLogis Senior Notes, 1.88%, 11/15/37	91,625
350,000	Vornado Realty Trust Senior Notes, 3.63%, 11/15/26	324,187

		500,812
	RECREATION (0.9%)
200,000	Carnival Corp. 0.0% 10/24/21 (2)	152,250
100,000	Hasbro, Inc. 2.75%, 12/1/21	130,000

		282,250

2

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)                                                              January 31, 2008

Principal Amount		Value

	RETAIL - SPECIAL LINES (1.2%)
$200,000	Best Buy Company, Inc. 2.25%, 1/15/22	$234,000
100,000	Dick's Sporting Goods, Inc. 1.61%, 2/18/24 (4)	113,625

		347,625
	RETAIL BUILDING SUPPLY (0.3%)
100,000	Lowe's Companies, Inc. 0.0% 10/19/21 (2)	97,750
	SEMICONDUCTOR (3.7%)
150,000	Advanced Micro Devices, Inc. Senior Notes, 6.00%, 5/1/15	109,125
350,000	Fairchild Semiconductor International, Inc. 5.00%, 11/1/08	348,687
300,000	Intel Corp. Jr. Subordinated Debentures, 2.95%, 12/15/35	298,500
200,000	LSI Corp. 4.00%, 5/15/10	191,250
200,000	Xilinx, Inc. Jr. Subordinated Debentures, 3.13%, 3/15/37	173,500

		1,121,062
	TELECOMMUNICATION SERVICES (2.8%)
100,000	American Tower Corp. Senior Notes, 3.00%, 8/15/12	188,625
250,000	Equinix, Inc. Subordinated Notes, 2.50%, 4/15/12	244,688
350,000	NII Holdings, Inc. 3.13%, 6/15/12	300,562
100,000	Time Warner Telecom, Inc. Senior Debentures, 2.38%, 4/1/26	116,000

		849,875
	TELECOMMUNICATIONS EQUIPMENT (2.8%)
400,000	Agere Systems, Inc. 6.50%, 12/15/09	404,500
200,000	Anixter International, Inc. 0.0% 7/7/33 (2)	212,750
100,000	Ciena Corp. Senior Notes, 0.25%, 5/1/13	90,750
150,000	Lucent Technologies, Inc. Series A 2.88%, 6/15/23	137,250

		845,250
	TRUCKING (0.3%)
100,000	YRC Worldwide, Inc. Contingent Senior Notes, 5.00%, 8/8/23	93,875
	WIRELESS NETWORKING (0.7%)
150,000	Itron, Inc. Senior Subordinated Notes, 2.50%, 8/1/26	217,688

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $20,871,236)	21,419,309

Shares		Value

CONVERTIBLE PREFERRED STOCK (15.9%)
	AUTO & TRUCK (1.0%)
4,000	Ford Motor Company Capital Trust II 6.50%, Pfd.	$136,000
8,000	General Motors Corp. Senior Debentures Ser. C, 6.25%, Pfd.	168,800

		304,800
	CHEMICAL - DIVERSIFIED (1.3%)
6,000	Celanese Corp. 4.25%, Pfd.	289,500
2,000	Huntsman Corp. 5.00%, Pfd.	100,360

		389,860
	ELECTRICAL UTILITY - CENTRAL (1.3%)
6,000	Entergy Corp. 7.63%, Pfd.	384,000
	FINANCIAL SERVICES - DIVERSIFIED (1.8%)
5,000	Citigroup, Inc. Ser. T, 6.50%, Pfd.	270,250
2	Federal National Mortgage Association 5.38%, Pfd.	165,175
3,000	Lazard Ltd. 6.63%, Pfd.	100,470

		535,895
	FOOD PROCESSING (0.5%)
1,000	Bunge Ltd. 4.88%, Pfd.	144,000
	INSURANCE - LIFE (1.4%)
10,000	MetLife, Inc. 6.38%, Pfd.	291,250
2,000	Reinsurance Group of America, Inc. 5.75%, Pfd.	146,750

		438,000
	INSURANCE - PROPERTY & CASUALTY (0.1%)
1,000	XL Capital Ltd. 7.00%, Pfd.	17,140
	MACHINERY (0.2%)
1,317	United Rentals Trust I 6.50%, Pfd.	52,351
	METALS & MINING DIVERSIFIED (1.6%)
150	Freeport-McMoRan Copper & Gold, Inc. 5.50%, Pfd.	293,963
3,000	Vale Capital Ltd. Guaranteed Notes Ser. RIO, 5.50%, Pfd.	181,500

		475,463

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)                                                              January 31, 2008

Shares		Value

	NATURAL GAS - DIVERSIFIED (1.4%)
200	El Paso Corp. 4.99%, Pfd.	$270,775
1,000	Williams Companies, Inc. (The) 5.50%, Pfd.	149,500

		420,275
	OILFIELD SERVICES/EQUIPMENT (1.2%)
6,000	Bristow Group, Inc. 5.50%, Pfd.	378,750
	PACKAGING & CONTAINER (1.2%)
7,000	Owens-Illinois, Inc. 4.75%, Pfd.	353,850
	PETROLEUM - PRODUCING (1.0%)
3,000	Chesapeake Energy Corp. 4.50%, Pfd.	313,125
	POWER (0.4%)
3,000	AES Trust III 6.75%, Pfd.	138,000
	R.E.I.T. (0.7%)
3,000	Simon Property Group, Inc. 6.00%, Pfd.	215,250
	TELECOMMUNICATIONS EQUIPMENT (0.8%)
300	Lucent Technologies Capital Trust I, 7.75%, Pfd.	243,000

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,441,213)	4,803,759

COMMON STOCKS (11.4%)
	AEROSPACE/DEFENSE (0.6%)
1,000	DRS Technologies, Inc.	53,670
1,000	Goodrich Corp.	62,550
1,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	54,160

		170,380
	APPAREL (0.1%)
1,000	Phillips-Van Heusen Corp.	42,140
	BANK (0.3%)
2,000	JPMorgan Chase & Co.	95,100
	BANK - MIDWEST (0.2%)
1,000	Northern Trust Corp.	73,360
	BUILDING MATERIALS (0.4%)
1,000	Dynamic Materials Corp.	53,580
1,000	Jacobs Engineering Group, Inc. *	76,440

		130,020
	CHEMICAL - BASIC (0.2%)
1,000	Agrium, Inc.	64,420
	CHEMICAL - SPECIALTY (0.3%)
1,000	Praxair, Inc.	80,910
	COMPUTER & PERIPHERALS (0.3%)
2,000	Hewlett-Packard Co.	87,500
	COMPUTER SOFTWARE & SERVICES (0.3%)
1,000	DST Systems, Inc. *	71,500
1,000	Euronet Worldwide, Inc. *	26,440

		97,940
	DIVERSIFIED COMPANIES (0.3%)
1,000	Barnes Group, Inc.	26,650
1,000	Honeywell International, Inc.	59,070

		85,720
	DRUG (0.7%)
1,000	Celgene Corp. *	56,110
1,000	LifeCell Corp. *	39,510
1,000	OSI Pharmaceuticals, Inc. *	39,760
1,000	Pharmanet Development Group, Inc. *	40,760
2,225	Schering-Plough Corp.	43,543

		219,683
	ELECTRICAL EQUIPMENT (0.5%)
2,000	Baldor Electric Co.	60,560
1,500	General Cable Corp. *	87,015

		147,575
	ELECTRICAL UTILITY - EAST (0.2%)
1,000	PPL Corp.	48,920
	FINANCIAL SERVICES - DIVERSIFIED (0.3%)
1,000	Affiliated Managers Group, Inc. *	98,310
	FOOD PROCESSING (0.4%)
1,000	Bunge Ltd.	118,470
	HOME APPLIANCES (0.2%)
1,000	Toro Co. (The)	49,340
	HOTEL/GAMING (0.1%)
1,000	WMS Industries, Inc. *	37,400
	INDUSTRIAL SERVICES (0.4%)
2,000	FTI Consulting, Inc. *	110,620
	INSURANCE - LIFE (0.3%)
1,000	Prudential Financial, Inc.	84,370
	MACHINERY (0.2%)
1,000	AGCO Corp. *	60,220
	MARITIME (0.1%)
1,000	Zoltek Companies, Inc. *	36,500
	MEDICAL SERVICES (0.2%)
1,000	Coventry Health Care, Inc. *	56,580
	MEDICAL SUPPLIES (0.4%)
1,000	China Medical Technologies, Inc. ADR	47,670
1,000	McKesson Corp.	62,790
		110,460

4

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)                                                              January 31, 2008

Schedule of Investments (unaudited)

Shares		Value

	METALS FABRICATING (0.1%)
1,000	Chicago Bridge & Iron Co. N.V.	$44,490
	NATURAL GAS - DIVERSIFIED (0.3%)
1,000	Devon Energy Corp.	84,980
	OILFIELD SERVICES/EQUIPMENT (0.3%)
1,000	National-Oilwell Varco, Inc. *	60,230
1,000	Willbros Group, Inc. *	33,320

		93,550
	PACKAGING & CONTAINER (0.2%)
1,000	Greif, Inc. Class A	65,800
	PETROLEUM - INTEGRATED (0.5%)
1,000	Chevron Corp.	84,500
1,000	ConocoPhillips	80,320

		164,820
	PETROLEUM - PRODUCING (0.2%)
1,000	Quicksilver Resources, Inc. *	56,830
	POWER (0.1%)
500	SunPower Corp. Class A *	34,545
	PRECISION INSTRUMENT (0.4%)
1,000	Triumph Group, Inc.	54,000
1,000	Woodward Governor Co.	62,780

		116,780
	RAILROAD (0.3%)
1,000	Canadian National Railway Co.	50,410
1,000	CSX Corp.	48,480

		98,890
	RETAIL - SPECIAL LINES (0.1%)
1,000	Coach, Inc. *	32,050
	RETAIL STORE (0.2%)
1,000	Costco Wholesale Corp.	67,940
	SECURITIES BROKERAGE (0.6%)
2,000	Lehman Brothers Holdings, Inc.	128,340
1,000	Morgan Stanley	49,430

		177,770
	SEMICONDUCTOR (0.1%)
1,000	Cypress Semiconductor Corp. *	21,250
	TELECOMMUNICATION SERVICES (0.3%)
1,000	NII Holdings, Inc. *	42,660
1,000	Vodafone Group PLC ADR	34,800

		77,460
Shares		Value

	TELECOMMUNICATIONS EQUIPMENT (0.3%)
1,000	CommScope, Inc. *	$44,350
1,000	Comtech Telecommunications Corp. *	44,800

		89,150
	TOILETRIES & COSMETICS (0.3%)
1,000	Chattem, Inc. *	76,720
	WIRELESS NETWORKING (0.1%)
1,000	SBA Communications Corp. Class A *	29,610

	TOTAL COMMON STOCKS (Cost $3,376,513)	3,438,573

	TOTAL INVESTMENT SECURITIES (98.4%) (Cost $28,688,962)	29,661,641

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)		477,234

NET ASSETS (100%)		$30,138,875

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($30,138,875 ÷ 2,495,869 shares outstanding)		$12.08

*	Non-income producing.
(1)	Rate at January 31, 2008. Floating rate changes quarterly.
(2)	Zero coupon bond.
(3)	Rate at January 31, 2008. Floating rate changes semi-annually.
(4)	Step Bond - The rate shown is as of January 31, 2008 and will reset at a future date.
(5)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
ADR	American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of January 31, 2008 was as follows:

Total Net
Unrealized
Total Cost	Appreciation	Depreciation	Appreciation

-------------------------------------------------------------------------------------------------------------

$28,688,962	$1,936,475	$(963,796)	$972,679

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer
Date:	March 31, 2008